SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the Equity Award Activity Under 2016 Equity Incentive Plan
A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

	Number of options	Weighted– average exercise price	Weighted- average grant date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$		US$	US$
Outstanding, December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
Exercised	(50,000)	1.44	N/A	N/A	16
Forfeited/Cancelled	(110,000)	1.44	N/A	N/A
Outstanding, December 31, 2021	1,701,474	0.64	N/A	1.00	—
Vested and expected to vest at December 31, 2021	1,701,474	0.64	N/A	1.00	—
Exercisable at December 31, 2021	1,701,474	0.64	N/A	1.00	—
A summary of the equity award activity under 2017 Share Incentive Plan and Modified 2017 Share Incentive Plan is stated below:

	Number of options	Weighted– average exercise price	Weighted- average grant date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$		US$	US$
Outstanding, December 31, 2020	3,873,506	1.89	1.76	8.86	4,731
Granted	850,000	1.75	0.63
Exercised	(23,300)	1.75	3.09		14
Forfeited/Cancelled	(3,030,852)	1.93	1.52
Outstanding, December 31, 2021	1,669,354	0.46	2.15	1.00	—
Vested and expected to vest at December 31, 2021	1,669,354	0.46	2.15	1.00	—
Exercisable at December 31, 2021	1,669,354	0.46	2.15	1.00	—
A summary of the equity award activity under the 2020 Share Incentive Plan is as follows:

	Number of options	Weighted– average exercise price	Weighted- average grant date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$		US$	US$
Outstanding, December 31, 2020	3,645,494	1.75	1.49	9.70	4,721
Exercised	(5,860)	1.75	1.59		3
Forfeited/Cancelled	(2,932,538)	1.75	1.47
Outstanding, December 31, 2021	707,096	0.57	1.60	1.00	—
Vested and expected to vest at December 31, 2021	707,096	0.57	1.60	1.00	—
Exercisable at December 31, 2021	707,096	0.57	1.60	1.00	—

Assumptions Used to Estimate the Fair Value of 2016 Equity Incentive Plan
The assumptions used to estimate the fair value of awards granted or modified under 2016 Equity Incentive Plan, 2017 Share Incentive Plan, modified 2017 Share Incentive Plan and 2020 Equity Incentive Plan are as follows:

	2016 Equity Incentive Plan
	For the years ended December 31,
	2019	2020	2021
Risk-free interest rate	2.41%-3.34%	N/A	N/A
Expected volatility range	53.70%-55.20%	N/A	N/A
Suboptimal exercise factor	2.80	N/A	N/A
Fair value per ordinary share as at valuation date	US$4.11~US$5.37	N/A	N/A

	2017 Share Incentive Plan and Modified 2017 Share
	Incentive Plan
	For the years ended December 31,
	2019	2020	2021
Risk-free interest rate	3.29%	1.65%~1.69%	1.00%~2.30%
Expected volatility range	54.80%	55.10%~55.80%	57.00%~114.50%
Suboptimal exercise factor	2.80	2.80	2.80
Fair value per ordinary share as at valuation date	US$4.94	US$1.99~US$2.69	US$0.25~US$1.60

	2020 Share Incentive Plan and Modified 2020 Share
	For the years ended December 31,
	2019	2020	2021
Risk-free interest rate	N/A	1.69%~1.86%	1.00%
Expected volatility range	N/A	55.10%~55.80%	114.50%
Suboptimal exercise factor	N/A	2.80	2.80
Fair value per ordinary share as at valuation date	N/A	US$2.52~US$2.69	US$0.25

Total Cost of Share-based Payments
All of the share-based compensation is recognized in the discontinued operations. Total cost of the share-based payments is summarized as follows

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cost of revenues	2,617	1,821	(895)	(141)
Selling and marketing expenses	1,016	1,497	(1,124)	(176)
General and administrative expenses	44,256	14,681	11,556	1,813
Total	47,889	17,999	9,537	1,496